Description Of The Business And Summary Of Significant Accounting Policies (Schedule Of Income From Continuing Operations Attributable To Ensco) (Details) (USD $)
In Millions, unless otherwise specified
	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Description Of The Business And Summary Of Significant Accounting Policies [Abstract]
Income from continuing operations	$ 400.5	$ 390.9	$ 346.4	$ 314.2	$ 222.3	$ 348.6	$ 326.2	$ 262.5	$ 1,452.0	$ 1,159.6	$ 627.4
Income (Loss) from Continuing Operations, Portion Attributable to Noncontrolling Interest									(8.9)	(7.0)	(5.2)
Income from continuing operations attributable to Ensco									$ 1,443.1	$ 1,152.6	$ 622.2